Revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) oz $ / Ounce	Dec. 31, 2024 USD ($) oz $ / Ounce
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 785,844	$ 470,259
Royal Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization due to change in estimate	200	3,000
Copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	619,736	342,956
Copper | Concentrate Sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	611,895	342,774
Copper | International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Adjustments on provisionally priced sales	$ 7,841	182
Copper | International | Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Final sales price, period after shipment	0 months
Copper | International | Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Final sales price, period after shipment	6 months
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 166,108	127,303
Adjustments on provisionally priced sales	602	0
Amortization of deferred revenue		$ 18,310
Quantity delivered (in ounce) | oz		15,917
Gold | Royal Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization of deferred revenue	$ 14,003	$ 18,300
Quantity delivered (in ounce) | oz	9,692	15,917
Average cash consideration (in usd per ounce) | $ / Ounce	1,213	473
Gold | Concentrate Sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 45,258	$ 0
Amortization of deferred revenue	1,656	0
Gold | Dore Sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization of deferred revenue	12,347	18,310
Gold | International | Dore Sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 106,245	$ 108,993